Income Taxes - Schedule of Significant Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Valuation allowance	$ (192,791)	$ (160,814)
Deferred tax assets:
Net operating loss carryforwards	123,739	113,058
Federal and state tax credits	31,245	26,358
Stock-based compensation expense	3,855	3,434
Intangible asset amortization	33,162	17,265
Other	2,101	1,167
Deferred tax assets	194,102	161,282
Deferred tax liabilities:
Other	(1,311)	(468)
Deferred tax liabilities	$ (1,311)	$ (468)